Loans (Details) - USD ($)				6 Months Ended
	Dec. 30, 2026	Dec. 30, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Loans [Line Items]
Fixed interest rate			3.00%
Repaid of loan		$ 15,650	$ 15,650	$ 318,095
Interest expense				$ 25,580	$ 23,090
Forecast [Member]
Loans [Line Items]
Repaid of loan	$ 15,650
Bank of China [Member]
Loans [Line Items]
Loan agreement			$ 312,998